Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Core Plus Fund (formerly known as

JPMorgan Short Duration High Yield Fund)

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated September 29, 2017 to the Prospectuses, Summary Prospectuses

and Statement of Additional Information dated September 29, 2017

Effective September 29, 2017, the Fund has changed its strategy from a high yield fund that primarily invests in high yield, high risk debt securities also known as junk bonds (the “Old Strategy”) to a core plus fund that invests in investment grade securities with allocations to extended sectors, such as high yield and foreign and emerging markets (the “New Strategy”). The attached prospectus outlines certain percentage limitations (the “Percentage Limitations”) that will apply under the New Strategy, including percentage limitations on below investment grade securities, market sectors, and non-U.S. dollar investments. In connection with the change, the Fund has begun selling a large portion of its existing investments as it migrates to the New Strategy. The Fund anticipates compliance with the Percentage Limitations on or before October 16, 2017 under normal market conditions. Prior to October 16, 2017, the Fund’s investments may exceed the Percentage Limitations and the Fund will continue to be subject to some of the principal risks of the Old Strategy including the following:

High Yield Securities and Loan Risk. Under the Old Strategy, the Fund primarily invested in below investment grade investments including loan assignments and participations (“Loans”). While High Yield Securities risk will continue to be a principal risk under the New Strategy, the exposure to high yield securities will be reduced and the Fund will not invest in Loans as a principal strategy or include Loan Risk as a principal risk. As the Fund transitions from the Old Strategy to the new Strategy, the Fund’s investments include junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund does not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

Smaller Company Risk. Under the Old Strategy, the Fund could invest in smaller cap companies as part of its principal investment strategy. The Fund’s investments in smaller cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Zero-Coupon Securities Risk. Zero-Coupon Securities Risk was a principal risk of the Fund under the Old Strategy. The market value of a zero-coupon security is generally more volatile than the market value of other fixed income securities. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. As the Fund transitions from the Old Strategy to the New Strategy, the Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Transition Risk. As the Fund transitions from the Old Strategy to the New Strategy, the Fund will sell a large portion of its existing investments. In order to comply with the Percentage Limitations and implement the New Strategy by October 16, 2017 under normal market conditions, the Fund may liquidate investments at a less favorable price and on less favorable terms than if it would if the Fund were able to retain such investments for a longer period of time. The risk of loss increases in times of overall market turmoil or declining prices.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE UNTIL OCTOBER 16, 2017

JPMorgan Short Duration High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Core Plus Fund (formerly known as

JPMorgan Short Duration High Yield Fund)

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated September 29, 2017 to the Prospectuses, Summary Prospectuses

and Statement of Additional Information dated September 29, 2017

Effective September 29, 2017, the Fund has changed its strategy from a high yield fund that primarily invests in high yield, high risk debt securities also known as junk bonds (the “Old Strategy”) to a core plus fund that invests in investment grade securities with allocations to extended sectors, such as high yield and foreign and emerging markets (the “New Strategy”). The attached prospectus outlines certain percentage limitations (the “Percentage Limitations”) that will apply under the New Strategy, including percentage limitations on below investment grade securities, market sectors, and non-U.S. dollar investments. In connection with the change, the Fund has begun selling a large portion of its existing investments as it migrates to the New Strategy. The Fund anticipates compliance with the Percentage Limitations on or before October 16, 2017 under normal market conditions. Prior to October 16, 2017, the Fund’s investments may exceed the Percentage Limitations and the Fund will continue to be subject to some of the principal risks of the Old Strategy including the following:

High Yield Securities and Loan Risk. Under the Old Strategy, the Fund primarily invested in below investment grade investments including loan assignments and participations (“Loans”). While High Yield Securities risk will continue to be a principal risk under the New Strategy, the exposure to high yield securities will be reduced and the Fund will not invest in Loans as a principal strategy or include Loan Risk as a principal risk. As the Fund transitions from the Old Strategy to the new Strategy, the Fund’s investments include junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund does not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

Smaller Company Risk. Under the Old Strategy, the Fund could invest in smaller cap companies as part of its principal investment strategy. The Fund’s investments in smaller cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Zero-Coupon Securities Risk. Zero-Coupon Securities Risk was a principal risk of the Fund under the Old Strategy. The market value of a zero-coupon security is generally more volatile than the market value of other fixed income securities. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. As the Fund transitions from the Old Strategy to the New Strategy, the Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Transition Risk. As the Fund transitions from the Old Strategy to the New Strategy, the Fund will sell a large portion of its existing investments. In order to comply with the Percentage Limitations and implement the New Strategy by October 16, 2017 under normal market conditions, the Fund may liquidate investments at a less favorable price and on less favorable terms than if it would if the Fund were able to retain such investments for a longer period of time. The risk of loss increases in times of overall market turmoil or declining prices.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE UNTIL OCTOBER 16, 2017